Description of Business - Regulated Utilities - Caribbean (Details)	Dec. 31, 2017 company MW	Dec. 31, 2016
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities | company	2
Diesel | Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	161
Diesel | Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	84
Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	60.00%	60.00%
Belize Electricity
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	33.00%